Marketable Debt Securities, Available-for-Sale Additional information (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Available For Sale Securities Continuous Unrealized Loss Position Fair Value [Line Items]
Interest receivable related to marketable debt securities		$ 168
Prepaid Expenses and Other Current Assets [Member]
Available For Sale Securities Continuous Unrealized Loss Position Fair Value [Line Items]
Interest receivable related to marketable debt securities	$ 100	$ 200